John Hancock Bond Trust
Supplement dated March 28, 2019 to the current Prospectus, as may be supplemented

John Hancock Global Conservative Absolute Return Fund (the “fund”)

At its in-person meeting held March 26–28, 2019, the Board of Trustees of John Hancock Bond Trust (the “Board”) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner.

The fund will not accept orders from shareholders to purchase shares of the fund beginning on or about April 30, 2019. As of the close of business on or about May 17, 2019, there are not expected to be any shareholders in the fund, and the fund will be liquidated on or about such date.

For more information, please call John Hancock Investments at 800-225-5291.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Bond Trust
Supplement dated March 28, 2019 to the current Prospectus, as may be supplemented

John Hancock Global Short Duration Credit Fund (the “fund”)

At its in-person meeting held on March 26–28, 2019, the Board of Trustees of John Hancock Bond Trust (the “Board”) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner.

All of the shareholders of the fund have redeemed their shares and have received their redemption proceeds. Currently, there are no shareholders in the fund. The fund will be liquidated immediately.

For more information, please call John Hancock Investments at 800-225-5291.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Bond Trust
Supplement dated March 28, 2019 to the current Statement of Additional Information (“SAI”), as may be supplemented

John Hancock Global Conservative Absolute Return Fund

John Hancock Global Short Duration Credit Fund (the “funds”)

At its in-person meeting held March 26–28, 2019, the Board of Trustees of John Hancock Bond Trust (the “Board”) approved the closing and liquidation of the funds pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the funds is not in the best interests of the funds or their shareholders as a result of factors or events adversely affecting the funds’ ability to conduct their business and operations in an economically viable manner.

All of the shareholders of John Hancock Global Short Duration Credit Fund have redeemed their shares and have received their redemption proceeds. Currently, there are no shareholders in the fund. The fund will be liquidated immediately.

John Hancock Global Conservative Absolute Return Fund will not accept orders from shareholders to purchase shares of the fund beginning on or about April 30, 2019. As of the close of business on or about May 17, 2019, there are not expected to be any shareholders in the fund, and the fund will be liquidated on or about such date.

For more information, please call John Hancock Investments at 800-225-5291.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.